Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2022	2023

Cash on hand	179,766	259,639
Current accounts with other banks	196,194	274,534
Short-term deposits with other banks	229,389	216,217
Reverse repurchase agreements	10,011	70,076

Total cash and cash equivalents	615,360	820,466